General Information	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information About Financial Statements Text Block Abstract
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

a.	General

Jeffs’ Brands Ltd (The “Company” or “Jeffs’ Brands”), a company incorporated in the State of Israel, was established on March 7, 2021. As of the date of issuance of these financial statements, the Company has three wholly owned subsidiaries - Smart Repair Pro (hereinafter - “Smart Pro”), purex Corp. (hereinafter - “Purex”) and Top Rank Ltd (hereinafter “Top Rank” and together - the “Subsidiaries”). The Company and the Subsidiaries are engaged in the acquisition, improvement and operation of virtual stores (hereafter - the “Brands”) on the Amazon website. Prior to consummation of the Stock Exchange Agreement and Plan of Restructuring, as described below, all of the Company’s operations were carried under Smart Pro and Purex. References to the Company hereinafter, unless the context otherwise provides, include Jeffs’ Brands and the Subsidiaries on a consolidated basis.

Smart Pro, a private corporation founded by Viki Hakmon, the Company’s Chief Executive Officer, in the State of California, was established on December 20, 2017, and commenced its operations in June 2019. As of June 30, 2022, Smart Pro operated five brands on the Amazon website. Purex, a private corporation incorporated in the State of California on April 1, 2020, commenced its operations on that date. Purex was established for the purpose of purchasing an online store. At that point, Purex was 100% owned by affiliates of Mr. Hakmon’s affiliates.

In April 2021, Top Rank, an Israeli company, was formed as a wholly owned subsidiary of Jeffs’ Brands.

On January 4, 2021, Medigus Ltd., a publicly traded company incorporated in the State of Israel (hereafter - “Medigus”), acquired 50.01% of Smart Pro and 50.03% of purex pursuant to a share purchase agreement entered into in October 2020. On May 10, 2021, pursuant to the Stock Exchange Agreement and Plan of Restructuring (hereinafter - the “SEA”), among Jeffs’ Brands, Medigus and Mr. Hakmon, the shareholders of Smart Pro and Purex immediately prior to closing of the SEA (the “Previous Shareholders”), contributed all of their equity interests in Smart Pro and Purex to Jeffs’ Brands in exchange for ordinary shares of Jeffs’ Brands (the “Contribution Transactions”). As a result of the Contribution Transactions, Jeffs’ Brands held all of the outstanding shares of Smart Pro and Purex and Medigus and Mr. Hakmon held 50.03% and 49.97%, respectively, of the outstanding ordinary shares of Jeffs’ Brands, so that following the Contribution Transactions, Jeffs’ Brands became wholly owned by the Previous Shareholders, i.e. at the same interest proportion as held by the Previous Shareholders in Smart Pro and Purex prior to the Contribution Transactions. Mr. Hakmon’s affiliates, who were minority shareholders of Smart Pro and Purex, transferred all their holdings in Smart Pro and Purex to Mr. Hakmon, effective immediately prior to the Contribution Transactions, pursuant to a Share Transfer Deed dated May 10, 2021.

As Smart Pro and Purex were owned solely by the Previous Shareholders immediately prior to consummation of the Contribution Transactions and Jeffs’ Brands was owned solely by the Previous Shareholders immediately thereafter, the Contribution Transactions were accounted for as a transaction between entities under common control. Accordingly, the Contribution Transactions were retrospectively applied to the prior periods, such that the combined financial information of Smart Pro and Purex is presented in these financial statements, with share and per share data in these financial statements being retrospectively adjusted based on the equivalent number of ordinary shares of Jeffs’ Brands.

On August 30, 2022, the Company closed its initial public offering (“IPO”), and the simultaneous partial exercise of the underwriter’s over-allotment option, for aggregate gross proceeds of approximately $15.5 million, before deducting underwriting discounts and estimated offering expenses. The Company issued 3,717,473 ordinary shares, no par value per share, (“Ordinary Shares”) and 3,717,473 warrants, each to purchase one Ordinary Share (“Warrants”). The Ordinary Shares and Warrants were sold together in the IPO as units (“Units”) at an initial public offering price of $4.16 per Unit. In addition, the Company also issued and sold additional Warrants to purchase up to 425,912 Ordinary Shares at a price of $0.01 per Warrant pursuant to the partial exercise of the underwriter’s over-allotment option. The Warrants have an exercise price of $4.04 per Ordinary Share and are immediately exercisable until August 30, 2027.

The Ordinary Shares and Warrants began trading on Nasdaq under the symbol “JFBR” and “JFBRW”, respectively, on August 26, 2022.

b.	Concentration Risk

As of June 30, 2022, the Company’s activities are conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including change in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Company’s financial position and the results of its operations.

In addition, the Company is engaged with a small number of suppliers as part of the producing process for the six brands. Any material changes in the supply chain process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Company’s financial position and the results of operations.

c.	Liquidity

For the six-month period ended June 30, 2022, the Company incurred negative cash flows from operating activities.

On August 30, 2022, the Company closed its IPO. In connection with the IPO, the Company issued and sold 3,717,473 Ordinary Shares and 4,143,385 Warrants (including pursuant to the partial exercise of the underwriter’s over-allotment option) and received aggregate gross proceeds of approximately $15.5 million, before deducting underwriting discounts and estimated offering expenses.

Following the closing of the IPO, the Company’s management believes that the Company’s expected cash flows are sufficient to support its current operations for more than 12 months from the issuance date of these financial statements.

d.	Bonus Shares and Reverse Share Split

On February 17, 2022, the Company’s Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares of the Company for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), resulting in an aggregate issuance by the Company as of such date of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares.

On May 3, 2022, the Company’s Board of Directors approved a 0.806-for-1 reverse split of its issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for every one ordinary share.

On June 16, 2022, our Board of Directors approved a 1-for-1.85 reverse split of our issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date. The reverse stock split proportionally reduced the number of the Company’s authorized share capital.

All issued and outstanding Ordinary Shares contained in these financial statements have been retroactively adjusted as necessary to reflect the bonus shares issued and the reverse share splits for all periods presented, unless explicitly stated otherwise.